Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended		12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 01, 2018	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2020	Mar. 31, 2018	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000002851
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class AAA
C000243164
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class C
C000061072
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class I
C000002850
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Equity Income Fund - Class A
C000203681
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class A
C000203683
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class C
C000203680
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class I
C000203682
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Global Financial Services Fund - Class AAA
C000002861
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class C
C000061074
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class I
C000002858
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Focused Growth and Income Fund - Class A
C000002855
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class C
C000061073
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class I
C000002854
Account Value [Line Items]
Line Graph and Table Measure Name			The Gabelli Small Cap Growth Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,717		$ 13,356		$ 14,625		$ 13,604		$ 21,270		$ 24,599		$ 22,697		$ 29,479	$ 31,912	$ 37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,356		14,625		13,604		21,270		24,599		22,697		29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value		50,000			58,585		66,781		73,125		68,021		106,351		122,995		113,487		147,397	159,558	187,959
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,356		14,625		13,604		21,270		24,599		22,697		29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,950		$ 10,186		$ 15,925		$ 18,418		$ 16,994		$ 22,072		$ 23,893		$ 28,146
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,950		10,186		15,925		18,418		16,994		22,072		23,893		28,146
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,950		10,186		15,925		18,418		16,994		22,072		23,893		28,146
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000			10,950		10,186		15,925		18,418		16,994		22,072		23,893		28,146
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,356		14,625		13,604		21,270		24,599		22,697		29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,356		14,625		13,604		21,270		24,599		22,697		29,479	31,912	37,592
S&P 500 Index
Account Value [Line Items]
Accumulated Value		1,000			1,172		1,336		1,463		1,360		2,127		2,460		2,270		2,948	3,191	3,759
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000			11,717		13,356		14,625		13,604		21,270		24,599		22,697		29,479	31,912	37,592
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			12,622		14,110		14,399		10,945		21,326		20,091		17,759		21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			12,622		14,110		14,399		10,945		21,326		20,091		17,759		21,259	20,407	25,655
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		50,000			63,110		70,551		71,997		54,725		106,631		100,457		88,794		106,296	102,033	128,276
Russell 2000 Index
Account Value [Line Items]
Accumulated Value		10,000			12,622		14,110		14,399		10,945		21,326		20,091		17,759		21,259	20,407	25,655
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,609		12,651		13,530		11,791		17,431		19,831		18,930		22,431	24,133	27,394
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,609		12,651		13,530		11,791		17,431		19,831		18,930		22,431	24,133	27,394
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		50,000			58,045		63,257		67,648		58,955		87,153		99,154		94,652		112,153	120,666	136,968
Lipper Equity Income Fund Average
Account Value [Line Items]
Accumulated Value		10,000			11,609		12,651		13,530		11,791		17,431		19,831		18,930		22,431	24,133	27,394
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,238		7,343		11,927		13,347		12,067		15,845		19,392		21,987
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,533		7,898		13,229		15,173		13,012		17,378		20,884		21,035
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,238		7,343		11,927		13,347		12,067		15,845		19,392		21,987
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,533		7,898		13,229		15,173		13,012		17,378		20,884		21,035
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,238		7,343		11,927		13,347		12,067		15,845		19,392		21,987
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,533		7,898		13,229		15,173		13,012		17,378		20,884		21,035
MSCI World Financials Index
Account Value [Line Items]
Accumulated Value	10,000			9,238		7,343		11,927		13,347		12,067		15,845		19,392		21,987
S&P 500 Financials Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,533		$ 7,898		$ 13,229		$ 15,173		$ 13,012		$ 17,378		$ 20,884		$ 21,035
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			12,092		13,418		13,766		10,667		19,570		20,468		19,421		23,951	23,302	27,345
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			12,092		13,418		13,766		10,667		19,570		20,468		19,421		23,951	23,302	27,345
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		1,000			1,209		1,342		1,377		1,067		1,957		2,047		1,942		2,395	2,330	2,735
S&P Midcap 400
Account Value [Line Items]
Accumulated Value		10,000			12,092		13,418		13,766		10,667		19,570		20,468		19,421		23,951	23,302	27,345
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			12,459		14,039		14,259		10,568		20,641		20,895		19,052		22,087	21,341	25,716
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		10,000			12,330		13,657		13,879		10,254		19,638		20,011		18,466		22,065	21,319	25,144
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			12,459		14,039		14,259		10,568		20,641		20,895		19,052		22,087	21,341	25,716
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		10,000			12,330		13,657		13,879		10,254		19,638		20,011		18,466		22,065	21,319	25,144
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		50,000			62,295		70,194		71,296		52,838		103,207		104,477		95,262		110,437	106,705	128,579
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		50,000			61,650		68,284		69,397		51,270		98,188		100,053		92,329		110,324	106,595	125,718
S&P SmallCap 600 Index
Account Value [Line Items]
Accumulated Value		10,000			12,459		14,039		14,259		10,568		20,641		20,895		19,052		22,087	21,341	25,716
Lipper Small-Cap Core Funds Average
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 12,330		$ 13,657		$ 13,879		$ 10,254		$ 19,638		$ 20,011		$ 18,466		$ 22,065	$ 21,319	$ 25,144